Provisions for liabilities - Summary of Provisions Excluding Post-Retirement Benefits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Provisions [Line Items]
Beginning balance	£ 853	£ 985
Differences on exchange	26	(39)
Provided in respect of the year	845	258
Transferred to liabilities associated with assets held for sale	(26)
Utilised during the year	(177)	(351)
Ending balance	1,521	853
– current	1,087	461
– non-current	434	392
Provisions for liabilities	1,521	853
- in respect of MSA litigation (Texas, Minnesota, Mississippi)
Disclosure Of Other Provisions [Line Items]
Utilised during the year		(199)
- in respect of other
Disclosure Of Other Provisions [Line Items]
Utilised during the year		(152)
Restructuring of existing businesses
Disclosure Of Other Provisions [Line Items]
Beginning balance	179	241
Differences on exchange	9	(13)
Provided in respect of the year	198	32
Transferred to liabilities associated with assets held for sale	(20)
Utilised during the year	(69)	(81)
Ending balance	297	179
– current	240	123
– non-current	57	56
Provisions for liabilities	297	179
Reversals of unused provisions	35	20
Restructuring of existing businesses | - in respect of MSA litigation (Texas, Minnesota, Mississippi)
Disclosure Of Other Provisions [Line Items]
Utilised during the year		0
Restructuring of existing businesses | - in respect of other
Disclosure Of Other Provisions [Line Items]
Utilised during the year		(81)
Employee-related benefits
Disclosure Of Other Provisions [Line Items]
Beginning balance	41	38
Differences on exchange	2	(3)
Provided in respect of the year	10	27
Transferred to liabilities associated with assets held for sale	0
Utilised during the year	(9)	(21)
Ending balance	44	41
– current	14	14
– non-current	30	27
Provisions for liabilities	44	41
Reversals of unused provisions	10	1
Employee-related benefits | - in respect of MSA litigation (Texas, Minnesota, Mississippi)
Disclosure Of Other Provisions [Line Items]
Utilised during the year		0
Employee-related benefits | - in respect of other
Disclosure Of Other Provisions [Line Items]
Utilised during the year		(21)
Fox River
Disclosure Of Other Provisions [Line Items]
Beginning balance	62	70
Differences on exchange	0	0
Provided in respect of the year	0	0
Transferred to liabilities associated with assets held for sale	0
Utilised during the year	(8)	(8)
Ending balance	54	62
– current	10	8
– non-current	44	54
Provisions for liabilities	54	62
Fox River | - in respect of MSA litigation (Texas, Minnesota, Mississippi)
Disclosure Of Other Provisions [Line Items]
Utilised during the year		0
Fox River | - in respect of other
Disclosure Of Other Provisions [Line Items]
Utilised during the year		(8)
Other provisions
Disclosure Of Other Provisions [Line Items]
Beginning balance	571	636
Differences on exchange	15	(23)
Provided in respect of the year	187	199
Transferred to liabilities associated with assets held for sale	(6)
Utilised during the year	(91)	(241)
Ending balance	676	571
– current	373	316
– non-current	303	255
Provisions for liabilities	676	571
Reversals of unused provisions	225	147
Other provisions | DOJ and OFAC investigations £m
Disclosure Of Other Provisions [Line Items]
Beginning balance	0
Differences on exchange	0
Provided in respect of the year	450
Transferred to liabilities associated with assets held for sale	0
Utilised during the year	0
Ending balance	450	0
– current	450
– non-current	0
Provisions for liabilities	450	0
Other provisions | - in respect of MSA litigation (Texas, Minnesota, Mississippi)
Disclosure Of Other Provisions [Line Items]
Utilised during the year		(199)
Other provisions | - in respect of other
Disclosure Of Other Provisions [Line Items]
Utilised during the year		(42)
Trade and other payables
Disclosure Of Other Provisions [Line Items]
Reversals of unused provisions	£ 74	£ 34